Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of revenue classified by type of good or service

Revenue classified by type of good or service is as follows :

	Unaudited
	For the Period Ended June 30,
	2024	2023
	US$	US$
Revenue from:
- Sales of circular products	800,129	1,313,953
- Waste disposal services	2,687,750	2,080,360
	3,487,879	3,394,313